Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		43 Months Ended	47 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000218348
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000247047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000247050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000103965
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000103966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
C000243085
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF
C000229358
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF
C000229357
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF
C000229356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000015260
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000183970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000015261
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000222757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000244515
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF
Without Sales Load [Member] | C000218348
Average Annual Return [Line Items]
Average Annual Return, Percent				14.85%			14.09%
Without Sales Load [Member] | C000247047
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%
Without Sales Load [Member] | C000247050
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.96%)
Without Sales Load [Member] | C000103965
Average Annual Return [Line Items]
Average Annual Return, Percent				8.60%					2.56%			2.68%
Without Sales Load [Member] | C000103966
Average Annual Return [Line Items]
Average Annual Return, Percent				8.30%					2.31%			2.43%
Without Sales Load [Member] | C000243085
Average Annual Return [Line Items]
Average Annual Return, Percent				9.99%	10.99%
Without Sales Load [Member] | C000229358
Average Annual Return [Line Items]
Average Annual Return, Percent				7.64%				7.21%
Without Sales Load [Member] | C000229357
Average Annual Return [Line Items]
Average Annual Return, Percent				13.47%					9.89%	10.17%
Without Sales Load [Member] | C000229356
Average Annual Return [Line Items]
Average Annual Return, Percent				6.37%					1.51%		2.50%
Without Sales Load [Member] | C000015260
Average Annual Return [Line Items]
Average Annual Return, Percent				3.50%					5.40%			6.67%
Without Sales Load [Member] | C000183970
Average Annual Return [Line Items]
Average Annual Return, Percent				11.12%					4.68%		4.49%
Without Sales Load [Member] | C000015261
Average Annual Return [Line Items]
Average Annual Return, Percent				4.75%					4.29%			1.83%
Without Sales Load [Member] | C000222757
Average Annual Return [Line Items]
Average Annual Return, Percent				6.88%		5.44%
Without Sales Load [Member] | C000244515
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
Litman Gregory Index: MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	(0.45%)
Litman Gregory Index: MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Average Annual Return, Percent	1.58%
Litman Gregory Index: Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Average Annual Return, Percent				2.63%					(0.23%)			1.35%
Litman Gregory Index: Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Average Annual Return, Percent				2.63%					(0.23%)			1.35%
Litman Gregory Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent				23.88%	25.22%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent				19.38%				10.08%
Litman Gregory Index: Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Average Annual Return, Percent				2.63%					(0.23%)	0.30%
Litman Gregory Index: Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Average Annual Return, Percent				2.63%					(0.23%)		1.12%
Litman Gregory Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent				20.19%					11.78%			9.16%
Litman Gregory Index: Bloomberg US Agg Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Average Annual Return, Percent				2.63%					(0.23%)		1.12%
Litman Gregory Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent				11.54%					6.46%			4.33%
Litman Gregory Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent				11.54%		6.21%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent			18.79%
Litman Gregory Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent				10.06%			10.10%
Litman Gregory Index: Morningstar US Small Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category
Average Annual Return, Percent				10.42%			12.29%
Litman Gregory Index: Morningstar China Region Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Average Annual Return, Percent	1.64%
Litman Gregory Index: Morningstar Foreign Large Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Average Annual Return, Percent	0.15%
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill
Average Annual Return, Percent				5.40%					2.16%			1.51%
Litman Gregory Index: Morningstar Multistrategy Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category
Average Annual Return, Percent				8.09%					3.61%			2.53%
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill
Average Annual Return, Percent				5.40%					2.16%			1.51%
Litman Gregory Index: Morningstar Multistrategy Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category
Average Annual Return, Percent				8.09%					3.61%			2.53%
Litman Gregory Index: Morningstar Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category
Average Annual Return, Percent				14.72%	15.59%
Litman Gregory Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent				13.06%	13.97%
Litman Gregory Index: Morningstar Long-Short Equity Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Long-Short Equity Category
Average Annual Return, Percent				12.58%				5.78%
Litman Gregory Index: Morningstar Systematic Trend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Systematic Trend Category
Average Annual Return, Percent				2.97%					4.89%	5.00%
Litman Gregory Index: SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG CTA Index
Average Annual Return, Percent				3.48%					6.67%	6.74%
Litman Gregory Index: Bloomberg US Interm Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Interm Credit Index
Average Annual Return, Percent				5.60%					1.32%		2.42%
Litman Gregory Index: Morningstar Corporate Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Corporate Bond Category
Average Annual Return, Percent				4.98%					0.68%		2.03%
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large-Stock Blend Category
Average Annual Return, Percent				14.30%					8.68%			7.22%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent				19.38%					10.76%			8.43%
Litman Gregory Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Average Annual Return, Percent				10.45%					3.73%		4.12%
Litman Gregory Index: Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Nontraditional Bond Category
Average Annual Return, Percent				7.04%					1.92%		2.11%
Litman Gregory Index: Morningstar Foreign Large Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Category
Average Annual Return, Percent				10.54%					5.75%			3.82%
Litman Gregory Index: Morningstar Foreign Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Value Category
Average Annual Return, Percent				10.77%		7.73%
Litman Gregory Index: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent				13.75%		8.94%
Litman Gregory Index: Morningstar Global Large-Stock Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large-Stock Growth
Average Annual Return, Percent			18.10%